COLUMBIA FUNDS SERIES TRUST

COLUMBIA LARGE CAP ENHANCED CORE FUND

(the “Fund”)

Supplement dated August 20, 2010 to the

Class A and Class R Prospectus dated July 1, 2010, as supplemented

•	The table in the section of each Class A and Class R Prospectus entitled “Fees and Expenses of the Fund-Example” is deleted in its entirety and replaced with the following disclosure:

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$95	$296	$515	$1,143
Class R Shares	$120	$375	$649	$1,432

Shareholders should retain this Supplement for future reference.

C-1266-2 A (8/10)

COLUMBIA FUNDS SERIES TRUST

COLUMBIA MID CAP INDEX FUND

(the “Fund”)

Supplement dated August 20, 2010 to the

Class A Prospectus dated July 1, 2010, as supplemented

•	The table in the section of the Class A Prospectus entitled “Fees and Expenses of the Fund-Example” is deleted in its entirety and replaced with the following disclosure:

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$51	$160	$280	$628

Shareholders should retain this Supplement for future reference.

C-1266-1 A (8/10)

COLUMBIA FUNDS SERIES TRUST

COLUMBIA LARGE CAP INDEX FUND

(the “Fund”)

Supplement dated August 20, 2010 to the

Class A and Class B Prospectus dated July 1, 2010, as supplemented

•	The table in the section of the Class A and Class B Prospectus entitled “Fees and Expenses of the Fund-Example” is deleted in its entirety and replaced with the following disclosure:

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class A Shares	$46	$144	$252	$567
Class B Shares
Assuming no redemption of shares	$122	$381	$660	$1,246
Assuming complete redemption of shares at the end of the period	$622	$681	$860	$1,246

Shareholders should retain this Supplement for future reference.

C-1266-3 A (8/10)

COLUMBIA FUNDS SERIES TRUST

COLUMBIA LARGE CAP INDEX FUND

(the “Fund”)

Supplement dated August 20, 2010 to the

Class Z Prospectus dated July 1, 2010, as supplemented

•	The table in the section of the Class Z Prospectus entitled “Fees and Expenses of the Fund-Example” is deleted in its entirety and replaced with the following disclosure:

Based on the assumptions listed above, your costs would be:

	1 year	3 years	5 years	10 years
Class Z Shares	$20	$64	$113	$255

Shareholders should retain this Supplement for future reference.

C-1266-4 A (8/10)